CORPORATE INCOME TAX - Current corporate income tax (Details)	12 Months Ended			36 Months Ended	48 Months Ended	108 Months Ended	180 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2030	Dec. 31, 2024	Dec. 31, 2033	Dec. 31, 2032
CORPORATE INCOME TAX
Statutory tax rate (in percent)	20.00%	20.00%	20.00%
Effective tax rate	(0.40%)
Singapore
CORPORATE INCOME TAX
Statutory tax rate (in percent)	17.00%
Vietnam | VinFast Vietnam
CORPORATE INCOME TAX
Tax rate for incentive generated from investment project							10.00%
Consecutive years for tax rate for incentive generated from investment project							15 years
Exemption period from corporate income tax for investment project					4 years
Reduction in corporate income tax if no taxable profit is earned				3 years
Percentage of reduction in corporate income tax for the subsequent years						50.00%
Term for reduction in corporate income tax						9 years